UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of Registrant as specified in charter)

715 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
715 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  February 28, 2019

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
February 28, 2019 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Shares		Value
	COMMON STOCKS - 97.6%
	Agriculture, Construction & Mining Machinery Manufacturing - 0.7%
12,200	The Toro Co.	$836,676

	Architectural, Engineering & Related Services - 0.7%
13,500	Tetra Tech, Inc.	810,270

	Automotive Parts, Accessories & Tire Stores - 0.1%
380	O'Reilly Automotive, Inc. (a)	141,345

	Automotive Repair & Maintenance - 0.9%
13,200	Monro, Inc.	1,007,292

	Basic Chemical Manufacturing - 0.8%
4,900	Air Products and Chemicals, Inc.	887,782

	Beverage Manufacturing - 0.2%
4,100	Monster Beverage Corp. (a)	261,703

	Building Material & Supplies Dealers - 1.3%
8,000	The Home Depot, Inc.	1,481,120

	Business Support Services - 0.8%
8,900	Atlassian Corp. Plc - Class A (a)(b)	956,572

	Clothing Stores - 0.6%
6,800	Ross Stores, Inc.	644,844

	Commercial & Service Industry Machinery Manufacturing - 0.7%
13,800	Fabrinet (a)(b)	807,300

	Communications Equipment Manufacturing - 3.7%
24,500	Apple Inc.	4,242,175

	Computer & Peripheral Equipment Manufacturing - 0.8%
19,400	Teradata Corp. (a)	938,378

	Computer Systems Design & Related Services - 0.3%
2,300	Accenture PLC - Class A (b)	371,174

	Cut & Sew Apparel Manufacturing - 0.8%
4,500	lululemon athletica Inc. (a)	676,890
2,300	VF Corp.	200,928
		877,818
	Data Processing, Hosting & Related Services - 0.4%
920	CoStar Group Inc. (a)	420,928

	Drugs & Druggists' Sundries Merchant Wholesalers - 3.5%
16,500	Nu Skin Enterprises, Inc. - Class A	991,815
30,300	The Procter & Gamble Co.	2,986,065
		3,977,880

	Electrical Equipment Manufacturing - 1.7%
6,700	A.O. Smith Corp.	347,931
32,600	Altra Industrial Motion Corp.	1,037,006
2,400	Littelfuse, Inc.	463,416
500	Rockwell Automation, Inc.	89,280
		1,937,633
	Electronic Shopping & Mail-Order Houses - 4.5%
2,750	Amazon.com, Inc. (a)	4,509,532
3,400	Wayfair, Inc. - Class A (a)	563,312
		5,072,844
	Electronics & Appliance Stores - 0.2%
2,600	Best Buy Co., Inc.	178,984

	Engine, Turbine & Power Transmission Equipment Manufacturing - 0.1%
900	Cummins, Inc.	138,681

	Footwear Manufacturing - 0.8%
10,500	NIKE, Inc. - Class B	900,165

	Freight Transportation Arrangement - 1.1%
16,900	Expeditors International of Washington, Inc.	1,266,655

	Furniture Stores - 0.5%
18,200	The Lovesac Co. (a)	550,914

	General Freight Trucking - 1.9%
54,500	Knight-Swift Transportation Holdings Inc.	1,832,835
2,400	Old Dominion Freight Line, Inc.	361,848
		2,194,683
	Industrial Machinery Manufacturing - 0.1%
2,600	Applied Materials, Inc.	99,684

	Insurance Carriers - 1.9%
8,880	UnitedHealth Group, Inc.	2,150,914

	Management, Scientific & Technical Consulting Services - 2.1%
14,200	salesforce.com, Inc. (a)	2,323,830

	Medical Equipment & Supplies Manufacturing - 4.1%
1,175	ABIOMED, Inc. (a)	393,037
570	Align Technology, Inc. (a)	147,613
20,800	Boston Scientific Corp. (a)	834,496
4,300	Edwards Lifesciences, Corp. (a)	727,947
2,080	Intuitive Surgical, Inc. (a)	1,139,029
7,600	Stryker Corp.	1,432,676
		4,674,798
	Metal Ore Mining - 0.2%
3,200	Franco-Nevada Corp. (b)	241,248

	Miscellaneous Durable Goods Merchant Wholesalers - 1.4%
2,800	3M Co.	580,692
6,800	Honeywell International, Inc.	1,047,676
		1,628,368
	Motor Vehicle & Motor Vehicle Parts & Supplies Merchant Wholesalers - 0.6%
8,929	Dorman Products, Inc. (a)	722,356

	Motor Vehicle Parts Manufacturing - 0.5%
4,100	RBC Bearings Inc. (a)	574,615

	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 1.4%
13,100	Bruker Corp.	500,551
2,600	Coherent, Inc. (a)	346,008
17,400	Teradyne, Inc.	710,442
		1,557,001
	Offices of Real Estate Agents & Brokers - 0.6%
7,600	FirstService Corp. (b)	659,984

	Oil & Gas Extraction - 0.2%
2,000	EOG Resources, Inc.	188,000

	Other Chemical Product & Preparation Manufacturing - 1.0%
13,900	Innospec Inc.	1,137,854

	Other Electrical Equipment & Component Manufacturing - 1.0%
16,700	Emerson Electric Co.	1,138,105

	Other Furniture Related Product Manufacturing - 0.7%
16,800	Sleep Number Corp. (a)	733,320

	Other General Merchandise Stores - 1.7%
4,400	Burlington Stores, Inc. (a)	746,856
4,600	Dollar General Corp.	544,916
5,600	Five Below, Inc. (a)	673,960
		1,965,732
	Other General Purpose Machinery Manufacturing - 1.3%
30,700	Graco Inc.	1,441,672

	Other Information Services - 5.1%
10,600	Alibaba Group Holding Ltd. - ADR (a)(b)	1,940,118
11,300	Facebook Inc. - Class A (a)	1,824,385
25,500	LiveRamp Holdings, Inc. (a)	1,370,625
21,400	Twitter, Inc. (a)	658,692
		5,793,820
	Other Miscellaneous Manufacturing - 0.5%
3,600	Pool Corp.	574,344

	Other Miscellaneous Store Retailers - 0.3%
2,965	Stamps.com, Inc. (a)	278,680

	Other Professional, Scientific & Technical Services - 1.6%
13,600	RealPage, Inc. (a)	832,456
4,300	ServiceNow, Inc. (a)	1,029,592
		1,862,048
	Petroleum & Coal Products Manufacturing - 1.4%
20,500	Exxon Mobil Corp.	1,620,115

	Pharmaceutical & Medicine Manufacturing - 9.3%
3,600	Alexion Pharmaceuticals, Inc. (a)	487,188
4,000	Alkermes PLC (a)(b)	133,080
8,800	Bio-Techne Corp	1,706,320
11,700	Bristol-Myers Squibb Co.	604,422
2,900	Eli Lilly and Co.	366,241
32,100	Halozyme Therapeutics, Inc. (a)	553,725
2,300	IDEXX Laboratories, Inc. (a)	485,369
4,400	Ionis Pharmaceuticals, Inc. (a)	312,356
10,200	Johnson & Johnson	1,393,728
22,700	Merck & Co., Inc.	1,845,283
5,400	Nektar Therapeutics (a)	218,916
28,900	Pfizer Inc.	1,252,815
3,700	Sage Therapeutics, Inc. (a)	589,225
3,300	Vertex Pharmaceuticals Inc. (a)	622,875
		10,571,543

	Plastics Product Manufacturing - 0.7%
68,900	ZAGG Inc. (a)	799,240

	Professional & Commercial Equipment & Supplies Merchant Wholesalers - 2.5%
4,900	New Relic, Inc. (a)	518,175
8,600	Paycom Software, Inc. (a)	1,562,878
9,100	Tactile Systems Technology, Inc. (a)	691,691
		2,772,744
	Scheduled Air Transportation - 1.5%
29,500	Southwest Airlines Co.	1,653,180

	Scientific Research & Development Services - 0.6%
700	Biogen Inc. (a)	229,607
4,600	Exact Sciences Corp. (a)	418,600
		648,207
	Semiconductor & Other Electronic Component Manufacturing - 9.4%
7,000	Advanced Micro Devices, Inc. (a)	164,710
3,340	Alphabet Inc. - Class A (a)	3,762,677
2,300	Broadcom Inc.	633,328
24,600	Intel Corp.	1,302,816
6,900	Lam Research Corp.	1,215,021
3,000	Monolithic Power Systems, Inc.	402,330
5,500	NVIDIA Corp.	848,430
22,600	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	882,530
9,800	Texas Instruments Inc.	1,036,644
3,100	Xilinx, Inc.	388,430
		10,636,916
	Services to Buildings & Dwellings - 1.3%
4,000	Automatic Data Processing, Inc.	612,120
21,150	Rollins, Inc.	838,809
		1,450,929
	Soap, Cleaning Compound & Toilet Preparation Manufacturing - 2.4%
30,000	Colgate-Palmolive Co.	1,976,100
7,200	West Pharmaceutical Services, Inc.	754,200
		2,730,300
	Software Publishers - 12.4%
2,900	Adobe Inc. (a)	761,250
16,100	Akamai Technologies, Inc. (a)	1,121,526
3,800	Autodesk, Inc. (a)	619,438
3,100	HubSpot, Inc. (a)	521,978
2,900	Intuit Inc.	716,677
2,000	MercadoLibre Inc. (a)	917,580
35,100	Microsoft Corp.	3,932,253
4,600	Proofpoint, Inc. (a)	543,214
4,000	PTC, Inc. (a)	371,280
4,400	Shopify Inc. - Class A (a)(b)	832,260
2,800	Splunk Inc. (a)	380,464
3,300	Synopsys, Inc. (a)	335,544
7,500	Tableau Software, Inc. - Class A (a)	989,250
2,000	Tyler Technologies, Inc. (a)	409,580
2,400	The Ultimate Software Group, Inc. (a)	795,600
3,800	Workday, Inc. - Class A (a)	752,134
		14,000,028

		Support Activities for Mining - 1.8%
15,800		Core Laboratories N.V. (b)	1,023,998
162,800		Frank's International N.V. (a)(b)	1,019,128
			2,043,126
		Travel Arrangement & Reservation Services - 0.9%
320		Booking Holdings Inc. (a)	543,053
8,800		TripAdvisor, Inc. (a)	467,896
			1,010,949

		TOTAL COMMON STOCKS (Cost $91,679,908)	110,587,466

		REAL ESTATE INVESTMENT TRUST (REIT) - 1.9%
		Real Estate - 1.9%
65,700		Equity Commonwealth	2,145,105
		TOTAL REIT (Cost $1,957,301)	2,145,105

		Total Investments (Cost $93,637,209) - 99.5%	112,732,571
		Other Assets in Excess of Liabilities - 0.5%	614,546
		TOTAL NET ASSETS - 100.0%	$113,347,117

		Percentages are stated as a percent of net assets.

	ADR	American Depositary Receipt
	(a)	Non Income Producing
	(b)	Foreign Issued Securities

		The cost basis of investments for federal income tax purposes at February 28, 2019 was as follows*:

		Cost of Investments	$93,637,209
		Gross unrealized appreciation	23,015,674
		Gross unrealized depreciation	(3,920,312)
		Net unrealized appreciation	$19,095,362

		*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax
		adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
		Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2019 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived  valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$110,587,466	-	-	$110,587,466
REIT	2,145,105	-	-	2,145,105
Total*	$112,732,571	-	-	$112,732,571

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

Derivatives and Hedging Activities at February 28, 2019 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities. The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position. The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value  measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. These updates have been incorporated in the Fund's financial statements and have no impact on the Fund's net assets or results of operations. The Fund adopted the removed and modified disclosures and has elected to delay the adoption of additional disclosures until their effective date.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By  /s/ Bassam Osman
       Bassam Osman, President

Date  April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Bassam Osman
       Bassam Osman, President

Date  April 29, 2019

By  /s/ Mohammad Basheeruddin
       Mohammad Basheeruddin, Treasurer

Date  April 29, 2019